Business Combination	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business Combination
36.
Business Combination

A.
Agreement with Nestlé India
 Limited

On April 25, 2024, the parent company entered into a definitive agreement with Nestlé India Limited (“Nestlé India”), for manufacturing, developing, promoting, marketing, selling, distributing, and commercializing nutraceutical products and supplements in India and other geographies as may be agreed by the parties. The aforesaid business activities are carried out through Dr. Reddy’s Nutraceuticals Limited (the “Nutraceuticals subsidiary”) which was incorporated on March 14, 2024. Subsequently, the Nutraceuticals subsidiary’s name was changed to Dr. Reddy’s and Nestlé Health Science Limited on June 13, 2024. This arrangement is strategically important for both companies as it allows them to combine their complementary strengths and expand their reach in the nutraceutical market.

The aforesaid definitive agreement was subject to certain closing conditions. The closing conditions were satisfied, and the transaction was completed on August 1, 2024.

Following the closing, Nestlé India and the parent company contributed subscription amounts of Rs.7,056 and Rs.7,344 respectively, to the Nutraceuticals subsidiary. After giving effect to such infusion of subscription amounts:

a.
Nestlé India was issued shares of the Nutraceuticals subsidiary, representing a 49% ownership stake. The parent company holds the remaining 51% of the Nutraceuticals subsidiary. Further, Nestlé India has a call option to increase their shareholding to up to 60% after six years from the closing date for a purchase price based on fair market value;

b.
the Nutraceuticals subsidiary acquired the licenses to nutraceutical products and a supplements portfolio from Nestlé India along with employees for a cash consideration of Rs.2,231. Additionally, a royalty is payable to Nestlé India at 4.5% of post-closing net sales that are based upon the licensed rights; and

c.
the parent company transferred its nutraceuticals and supplements portfolio along with employees to the Nutraceuticals subsidiary for cash consideration of Rs.8,217. As this represents a transaction with a subsidiary under the control of the parent company, the transfer of nutraceuticals and supplements business by the parent company to the Nutraceuticals subsidiary has been eliminated in these consolidated financial statements.

The parent company has accounted for the transaction pertaining to the acquisition from Nestlé
India under IFRS 3, “Business Combinations”.

The parent company completed the purchase price allocation for this acquisition. Tabulated below are the fair values of the assets acquired, including goodwill, and liabilities assumed on the acquisition date:

Particulars	Amount
Purchase consideration (A)	2,231
Property, Plant and Equipment and other assets	42
Product related intangibles	1,982
Assets acquired (B)	2,024
Goodwill (A-B)	207

The significant assumptions used in the valuation model to fair value acquired intangible assets in estimating future cash flows included projected revenue growth rates and the respective discount rates.

Goodwill of Rs.207 has been recognized in connection with this acquisition, representing the excess of consideration transferred over the fair values of the net identifiable assets acquired. The goodwill is attributable to new growth opportunities, workforce and synergies of the combined business operations, and it is not expected to be deductible for tax purposes.
This goodwill has been allocated entirely to the Company’s Global Generics segment.

The amount of revenue included in the consolidated income statements since August 1, 2024 pertaining to the business acquired from Nestlé India was Rs.503 during the year ended March 31, 2025.

No pro-forma information is disclosed in these consolidated financial statements, as the impact of this acquisition on these consolidated financial statements is not material.

The associated acquisition costs were not material and have been charged to the income statement when incurred.

Non-Controlling interest:

Nestlé India’s 49% ownership stake in the Nutraceuticals subsidiary is reported as a NCI in the consolidated financial statements.

As of March 31, 2025, the carrying value of this NCI is Rs.3,778, arising from the initial measurement at the Nestlé India’s proportionate share of identifiable net assets as of the acquisition date and subsequently adjusted with the share of profit based on ownership percentage.

The NCI share of profit after tax for the year ended March 31, 2025 is Rs.701. This primarily includes the portion of a deferred tax asset recognized by the Nutraceuticals subsidiary and consequently allocated to NCI. This deferred tax asset pertains to business acquired from the parent company and recognized by the Nutraceuticals subsidiary at the carrying amount as appearing in the consolidated financial statements of the parent company. However, the tax base of these identifiable assets is based on fair values as at the closing date.

B.
Business transfer agreement with Haleon:

On June 26, 2024, the Company entered into definitive agreement with Haleon UK Enterprises Limited (“Haleon”) to acquire Haleon’s global portfolio of consumer healthcare brands in the Nicotine Replacement Therapy category (the “NRT Business”) outside of the United States of America for a total consideration of up to Rs.
56,121
(GBP 500), including an upfront cash payment of Rs.51,407 (GBP 458) and earn-out consideration of up to Rs.4,714 (GBP 42).

The acquisition was structured as a purchase all of the shares of Northstar Switzerland SARL, a Haleon group company whose assets includes intellectual property, employees, agreements with commercial manufacturing organizations, marketing authorizations, and other assets related to the commercialization of brands such as Nicotinell (with extensive presence in Europe, Asia, including Japan, and Latin America), Nicabate (in Australia), and other brands in New Zealand and Canada. The acquisition included all formats such as lozenge, patch, spray, and gum in all applicable global markets outside of the United States of America.

The closing conditions were satisfied, and the transaction was completed on September 30, 2024. Upon completion, the Company purchased 100% of the shares of NorthStar Switzerland SARL and paid Haleon an upfront cash payment of Rs.51,407 (GBP 458). During the three months ended March 31, 2025, the Company paid Haleon the first earnout milestone of approximately Rs.1,655 (GBP 15) for achieving specified NRT Business sales targets in calendar year 2024 and meeting other parameters. Additional earnout consideration of up to Rs.2,951 (GBP 27) is payable to Haleon contingent upon achieving agreed-upon NRT Business sales targets in calendar year 2025, and meeting other parameters. The Company believes that the acquired business strengthens the Company’s position in the global consumer healthcare OTC business.

The Company has accounted for the transaction under IFRS 3, “Business Combinations” using the acquisition method.

Considering the size, complexity and timing of the acquisition, the Company was in the process of finalizing the fair values of assets acquired and liabilities assumed. Therefore, the fair values disclosed as of September 30, 2024 were provisional based on facts that existed at the acquisition’s completion date.

During the three months ended March 31, 2025, the Company completed the purchase price allocation. Tabulated below are the fair values of assets acquired and liabilities assumed as of the acquisition’s completion date:

Particulars	Amount
Identifiable assets acquired
Product related intangibles (A)	54,973
Liabilities assumed
Deferred tax liabilities (B)	(8,483)
Net identifiable assets acquired (C= A-B)	46,490
Purchase consideration
- upfront consideration	51,407
- earn-out contingent consideration (at fair value)	4,450
- c ash flow hedge gain	(2,197)
Total Purchase consideration (D)	53,660
Goodwill (D) - (C)	7,170

The significant assumptions used in the valuation model to fair value acquired intangible assets in estimating future cash flows included projected revenue growth rates and the respective discount rates.

Goodwill of Rs.7,170
(GBP 63.88) representing the excess of consideration paid above the fair value of the acquired assets and liabilities, comprises the value of further growth opportunities, including the expected synergies arising from the acquisition and an assembled workforce, which do not meet the criteria for recognition as intangible asset.

The entire amount of goodwill and intangibles are not expected to be deductible for tax purposes. This goodwill includes deferred tax liability recognized at acquisition, due to the difference between the fair value of the acquired brands and their corresponding tax base.

This goodwill has been allocated entirely to the Company’s Global Generics segment.

The Company executed a forward exchange contract to hedge the foreign exchange exposure related to the consideration payable in GBP. This forward contract was designated as a cash flow hedge, and the effective portion of the gain on the hedging instrument was recognized in the statement of other comprehensive income during the hedging period. Upon maturity, the hedge gains of Rs. 2,197 (GBP 19.57) from this forward contract were reclassified from the cash flow hedge reserves and adjusted in the consideration paid upon completion of the transaction.

At the acquisition’s completion date, the contingent consideration was recognized at its fair value of Rs.4,450.The fair value was estimated using the discounted cash flows technique, which considers the present value of the expected future earn-out payment discounted from their respective payment dates using a risk-adjusted discount rate. The significant unobservable inputs in the valuation is the estimated sales forecast. The Company has estimated that the prescribed sales target will be met. The Company has also estimated that any reasonably possible change in the sales for the calendar years 2024 and 2025 will not result in a material change in the fair value of the contingent consideration. The contingent consideration is classified as a financial liability and any subsequent changes in its value including due to time value of money are recognised in the consolidated income statement.

Transitional Distribution Services Agreement (TDSA):

The integration of the operations of the acquired NRT Business into the Company will happen gradually in a phased approach between April 2025 and February 2026 until the local marketing authorizations for respective geographies are transferred in the Company’s name. For the interim transition period until transfer of marketing authorisations is complete, the Company has entered into TDSA where by Haleon Group will provide temporary distribution and related services up to February 2026 across all markets, subject to a potential extension as determined mutually by the parties.

The amount of revenue and profit before tax (derived after amortization of NRT brands and integration expense) pertaining to the business acquired from Haleon since the acquisition date (i.e., September 30, 2024) was Rs
.
12,020 and Rs.2,375 respectively, during the six months ended March 31, 2025. Acquisition related costs amounting to Rs.1,017 and Rs.280 were recognized as expenses under “Selling, general and administrative expenses” in the consolidated income statement for the year ended March 31, 2025 and March 31, 2024, respectively.

The estimated contribution to revenue and profit before tax from the NRT business for the year ended March 3
1, 2025, had the acquisition occurred on April 1, 2024 would have been Rs.24,480 and Rs.4,800 (without the effect of acquisition related costs) respectively.